Property and Equipment, Net (Details) - Schedule of production and other machineries lease out under operating lease - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Current Assets [Abstract]
Cost	¥ 29,578	¥ 29,578
Less: accumulated depreciation and amortization	12,094	9,436
Net book value	¥ 17,484	¥ 20,142